26. Income tax and tax on minimum presumed income / Deferred tax (Details 3) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax And Tax On Minimum Presumed Income Deferred Tax Details 3
Deferred tax		$ 172,890	$ 971,706	$ (38,406)
Current tax		(610,857)	(243,666)	(145,324)
Difference between provision and tax return		(3,183)	15,022	0
Income tax expense		(441,150)	743,062	(183,730)
Profit (Loss) for the period before taxes		$ 1,123,340	$ (1,931,710)	$ 1,326,173
Applicable tax rate		35.00%	35.00%	35.00%
(Loss) Profit for the period at the tax rate		$ (393,169)	$ 676,099	$ (464,161)
(Loss) Gain from interest in joint ventures		(4)	1	0
Non-taxable income		115,661	69,368	44,595
Other		(248)	(1)	0
Difference between provision and tax return		165	(2,405)	(42,332)
Unrecognized net deferred tax assets/liabilities	[1]	(163,555)	0	282,399
Expiration of tax loss-carryforwards		0	0	(4,231)
Income tax expense		$ 441,150	$ (743,062)	$ 183,730

[1]	Corresponds to the effect of applying deferred tax assets and liabilities changes in income tax gains according to the tax reform detailed in the previous function in the year expected to perform them.